united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	3/31

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

USA Mutuals All Seasons Fund

Institutional Class (UNAVX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about USA Mutuals All Seasons Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.usamutuals.com/all-seasons-fund/. You can also request this information by contacting us at 1-866-264-8783.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	1.96%Footnote Reference*

* Annualized

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.7%
Purchased Options	0.1%
U.S. Government & Agencies	86.2%

Fund Statistics

Net Assets	$27,184,011
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$143,011
Portfolio Turnover	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
65.7%
Money Market Funds
10.4%
Future Option
0.0%
Liabilities in Excess of Other Assets
23.9%

Value	Value
Liabilities in Excess of Other Assets	23.9%
Future Option	0.0%
Money Market Funds	10.4%
U.S. Treasury Obligations	65.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	65.7%
First American Treasury Obligations Fund, Class X	10.4%
S&P Emini 1st Week Index	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1 2024. For more complete information, you may review the Fund’s current prospectus dated July 29, 2024, or the Fund's next prospectus, which we expect to be available by July 29, 2025 or upon request at 1-866-264-8783.

Effective September 16, 2024, the Fund no longer invests in underlying funds.

Effective September 27, 2024, the Fund's investment objective changed from "seeks capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets" to "seeks capital appreciation in all economic cycles."

USA Mutuals All Seasons Fund - Institutional Class (UNAVX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.usamutuals.com/all-seasons-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-UNAVX

USA Mutuals Vice Fund

Class A (VICAX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.73%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$57,151,196
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$169,180
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	0.4%
Reit	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples
39.2%
Industrials
37.7%
Consumer Discretionary
18.7%
Real Estate
2.5%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
1.5%

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	0.4%
Real Estate	2.5%
Consumer Discretionary	18.7%
Industrials	37.7%
Consumer Staples	39.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RTX Corporation	12.3%
Northrop Grumman Corporation	11.7%
BAE Systems plc	7.3%
Diageo plc	6.0%
Philip Morris International, Inc.	5.0%
Heineken N.V.	4.7%
Pernod Ricard S.A.	4.4%
Anheuser-Busch InBev S.A.	4.1%
Evolution A.B.	3.9%
British American Tobacco plc	3.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

USA Mutuals Vice Fund - Class A (VICAX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.usamutuals.com/vice-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-VICAX

USA Mutuals Vice Fund

Class C (VICCX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.48%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$57,151,196
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$169,180
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	0.4%
Reit	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	0.4%
Real Estate	2.5%
Consumer Discretionary	18.7%
Industrials	37.7%
Consumer Staples	39.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RTX Corporation	12.3%
Northrop Grumman Corporation	11.7%
BAE Systems plc	7.3%
Diageo plc	6.0%
Philip Morris International, Inc.	5.0%
Heineken N.V.	4.7%
Pernod Ricard S.A.	4.4%
Anheuser-Busch InBev S.A.	4.1%
Evolution A.B.	3.9%
British American Tobacco plc	3.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

USA Mutuals Vice Fund - Class C (VICCX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.usamutuals.com/vice-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-VICCX

USA Mutuals Vice Fund

Institutional Class (VICVX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	1.48%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$57,151,196
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$169,180
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	0.4%
Reit	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	0.4%
Real Estate	2.5%
Consumer Discretionary	18.7%
Industrials	37.7%
Consumer Staples	39.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RTX Corporation	12.3%
Northrop Grumman Corporation	11.7%
BAE Systems plc	7.3%
Diageo plc	6.0%
Philip Morris International, Inc.	5.0%
Heineken N.V.	4.7%
Pernod Ricard S.A.	4.4%
Anheuser-Busch InBev S.A.	4.1%
Evolution A.B.	3.9%
British American Tobacco plc	3.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

USA Mutuals Vice Fund - Institutional Class (VICVX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.usamutuals.com/vice-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-VICVX

USA Mutuals Vice Fund

Investor Class (VICEX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.73%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$57,151,196
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$169,180
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	0.4%
Reit	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	0.4%
Real Estate	2.5%
Consumer Discretionary	18.7%
Industrials	37.7%
Consumer Staples	39.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RTX Corporation	12.3%
Northrop Grumman Corporation	11.7%
BAE Systems plc	7.3%
Diageo plc	6.0%
Philip Morris International, Inc.	5.0%
Heineken N.V.	4.7%
Pernod Ricard S.A.	4.4%
Anheuser-Busch InBev S.A.	4.1%
Evolution A.B.	3.9%
British American Tobacco plc	3.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

USA Mutuals Vice Fund - Investor Class (VICEX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.usamutuals.com/vice-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-VICEX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

USA Mutuals Vice Fund

Institutional Class (VICVX)

Investor Class (VICEX)

Class A (VICAX)

Class C (VICCX)

USA Mutuals All Seasons Fund

Institutional Class (UNAVX)

SEMI-ANNUAL FINANCIAL STATEMENTS

September 30, 2024

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 34.4%
250,425	BAE Systems plc	$4,143,338
3,000	Boeing Company (The)(a)	456,120
7,000	Howmet Aerospace, Inc.	701,750
1,000	Lockheed Martin Corporation	584,560
12,700	Northrop Grumman Corporation	6,706,489
57,958	RTX Corporation	7,022,191
		19,614,448
	BEVERAGES - 26.6%
35,000	Anheuser-Busch InBev S.A. - ADR	2,320,150
15,000	Carlsberg A/S - Series B	1,786,805
6,500	Constellation Brands, Inc., Class A	1,674,985
24,500	Diageo plc - ADR	3,438,330
30,000	Heineken N.V.	2,660,283
15,000	Molson Coors Beverage Company, Class B	862,800
16,500	Pernod Ricard S.A.	2,491,259
		15,234,612
	COMMERCIAL SUPPORT SERVICES - 3.4%
150,000	GEO Group, Inc. (The)(a)	1,927,500

	GAMING REITS - 2.5%
28,322	Gaming and Leisure Properties, Inc.	1,457,167

	LEISURE FACILITIES & SERVICES - 18.7%
30,000	DraftKings, Inc., Class A(a)	1,176,000
22,500	Evolution A.B.	2,211,280
5,000	Flutter Entertainment plc(a)	1,186,400
305,000	Galaxy Entertainment Group Ltd.	1,532,139
1,000,000	Melco International Development Ltd.(a)	665,071
50,000	Penn Entertainment, Inc.(a)	943,000
3,800	RCI Hospitality Holdings, Inc.	169,290
600,000	Sands China Ltd.(a)	1,537,510
1,474,600	Wynn Macau Ltd.	1,282,325
		10,703,015

The accompanying notes are an integral part of these financial statements.

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TOBACCO & CANNABIS - 12.5%
25,000	Altria Group, Inc.	$1,276,000
53,000	British American Tobacco plc - ADR	1,938,740
480,000	Cronos Group, Inc.(a)(b)	1,051,200
23,500	Philip Morris International, Inc.	2,852,900
		7,118,840

	TOTAL COMMON STOCKS (Cost $41,612,393)	56,055,582

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.1%
32,058	First American Treasury Obligations Fund, Class X, 4.82% (c) (Cost $32,058)	32,058

	COLLATERAL FOR SECURITIES LOANED - 0.3%
180,290	First American Government Obligations Fund, Class X, 4.82% (c)(d) (Cost $180,290)	180,290

	TOTAL SHORT-TERM INVESTMENTS - (Cost $212,348)	212,348

	TOTAL INVESTMENTS - 98.5% (Cost $41,824,741)	$56,267,930
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	883,266
	NET ASSETS - 100.0%	$57,151,196

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. Total loaned security had a value of $175,483 at September 30, 2024.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. The collateral had a value of $180,290 at September 30, 2024.

The accompanying notes are an integral part of these financial statements.

USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 65.7%
	U.S. TREASURY BILLS — 65.7%
18,000,000	United States Treasury Bill(a)(b)	4.5100	12/12/24	$17,839,211

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,823,642)			17,839,211

Shares		Fair Value
	SHORT-TERM INVESTMENT — 10.4%
	MONEY MARKET FUND - 10.4%
2,833,884	First American Treasury Obligations Fund, Class X, 4.82% (c) (Cost $2,833,884)	2,833,884

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (e)
	PUT OPTIONS PURCHASED - 0.0%(e)
27	S&P Emini 1st Week Index	ADM	10/04/2024	$5,690	$7,681,500	10,733

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $12,825)					10,733

	TOTAL INVESTMENTS - 76.1% (Cost $20,670,351)					$20,683,828
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.9%					6,500,183
	NET ASSETS - 100.0%					$27,184,011

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
27	CME E-Mini Standard & Poor’s 500 Index Future	12/20/2024	$7,849,238	$675
	TOTAL FUTURES CONTRACTS

ADM ADM Investor Services, Inc,

The accompanying notes are an integral part of these financial statements.

USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

(a)	Zero coupon bond. Rate disclosed is the current yield in effect at September 30, 2024.

(b)	All or a portion of the security is held in a separate collateral account at September 30, 2024 for futures contracts. The total fair value of collateral as of September 30, 2024 is $17,839,211 and represents 65.7% of the Fund’s net assets.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	50 shares per contract.

(e)	Percentage rounds to less than 0.1%.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

		USA Mutuals All Seasons
	USA Mutuals Vice Fund	Fund
Assets
Investment securities:
Securities at cost	$41,824,741	$20,670,351
Securities at fair value	$56,267,930	$20,683,828
Foreign currency, at value (cost $1,023)	1,024	—
Cash on deposit with Broker	698,141	6,532,189
Receivable for securities sold	244,222	—
Net unrealized appreciation from open futures contracts	—	675
Receivable for Fund shares sold	1,530	—
Foreign reclaims receivable	49,739	—
Dividends and interest receivable	178,050	17,647
Prepaid expenses and other assets	12,584	20,269
Total Assets	57,453,220	27,254,608

Liabilities
Payable for securities lending collateral received	180,290	—
Payable for Fund shares redeemed	41,444	27,792
Investment advisory fees payable	25,082	20,889
Payable to related parties	31,982	15,844
Distribution (12b-1) fees payable	11,501	—
Trustee fees payable	937	1,072
Accrued expenses and other liabilities	10,788	5,000
Total Liabilities	302,024	70,597
NET ASSETS	$57,151,196	$27,184,011

Net Assets Consist of:
Paid in capital	$41,616,664	$29,639,887
Accumulated earnings (loss)	15,534,532	(2,455,876)
NET ASSETS	$57,151,196	$27,184,011

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2024

			USA Mutuals All Seasons
	USA Mutuals Vice Fund		Fund
Net Asset Value Per Share:
Institutional Class
Net Assets	$2,438,413		$27,184,011
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	106,704		995,969
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.85	(a)	$27.29

Investor Class
Net Assets	$47,940,378
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,159,509
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.20

Class A
Net Assets	$5,896,184
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	268,155
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$21.99
Maximum offering price per share (c)	$23.33

Class C
Net Assets	$876,221
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	42,142
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (d)	$20.79	(a)

(a)	The NAV shown differs from the traded NAV on September 30, 2024 due to financial statement rounding and/or financial statement adjustments.

(b)	Subject to a contingent deferred sales charge (“CDSC”) of 1.00% on purchases of $1 million or more redeemed within 18 months of purchase.

(c)	The maximum offering price per share is calculated as 100/94.25 of NAV.

(d)	Subject to a CDSC of 1.00% on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended September 30, 2024

		USA Mutuals All Seasons
	USA Mutuals Vice Fund	Fund
Investment Income
Dividends (Less: Foreign withholding taxes $37,332, and $0)	$736,373	$—
Interest	44,794	667,970
Securities lending, net	2,976	—
Total Investment Income	784,143	667,970

Expenses
Incentive fees (1)
Investment advisory fees	275,027	253,950
Distribution (12b-1) fees:
Class A	7,013	—
Class C	5,391	—
Investor Class	60,871	—
Registration fees	66,645	15,888
Administrative services fees	58,794	40,713
Transfer agent fees	54,108	29,316
Compliance officer fees	12,984	9,066
Audit and tax fees	10,323	7,812
Printing and postage expenses	10,317	5,328
Legal Fees	9,654	10,710
Shareholder servicing fees	8,022	10,200
Custodian fees	7,653	2,934
Trustees fees and expenses	6,612	7,419
Insurance expense	1,404	1,464
Other expenses - Excluded from cap	500	46
Other expenses	12,501	410
Total Expenses	607,819	395,256

Less: Fees waived/reimbursed by the Advisor	(105,847)	(110,939)
Net Expenses	501,972	284,317
Net Investment Income	282,171	383,653

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(565,299)	79,640
Options written	—	(203,313)
Futures contracts	(18)	181,196
	(565,317)	57,523
Net change in unrealized appreciation of:
Investments	1,965,039	13,477
Foreign currency translations	2,010	—
Futures contracts	—	675
	1,967,049	14,152
Net Realized and Unrealized Gain	1,401,732	71,675
Net Increase in Net Assets Resulting From Operations	$1,683,903	$455,328

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2024	March 31, 2024
	(Unaudited)
From Operations
Net investment income	$282,171	$421,896
Net realized gain (loss) from investments, foreign currencies, options and futures contracts	(565,317)	4,246,686
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	1,967,049	(6,272,678)
Net increase (decrease) in net assets resulting from operations	1,683,903	(1,604,096)

DISTRIBUTIONS TO SHAREHOLDERS
From distributions:
Institutional Class	—	(302,021)
Investor Class	—	(5,286,251)
Class A	—	(503,428)
Class C	—	(178,646)
Decrease in net assets from distributions to shareholders	—	(6,270,346)

Capital Transactions
Institutional Class:
Proceeds from shares sold	137,502	283,414
Shares issued in reinvestment of distributions	—	291,469
Payments for shares redeemed	(475,218)	(1,173,270)
Net decrease from capital transactions	(337,716)	(598,387)

Investor Class:
Proceeds from shares sold	186,483	791,278
Shares issued in reinvestment of distributions	—	5,048,869
Payments for shares redeemed	(6,211,171)	(10,703,336)
Net decrease from capital transactions	(6,024,688)	(4,863,189)

Class A:
Proceeds from shares sold	571,775	834,042
Shares issued in reinvestment of distributions	—	476,108
Payments for shares redeemed	(400,697)	(812,471)
Net increase from capital transactions	171,078	497,679

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2024	March 31, 2024
	(Unaudited)
Capital Transactions (Continued)
Class C:
Proceeds from shares sold	$2,116	$1,300
Shares issued in reinvestment of distributions	—	162,220
Payments for shares redeemed	(710,887)	(1,475,955)
Net decrease from capital transactions	(708,771)	(1,312,435)

Total Decrease in Net Assets From Capital Transactions	(6,900,097)	(6,276,332)

Total Decrease in Net Assets	(5,216,194)	(14,150,774)

Net Assets
Beginning of Period	62,367,390	76,518,164
End of Period	$57,151,196	$62,367,390

SHARE ACTIVITY
Institutional Class:
Shares Sold	6,407	11,778
Shares Reinvested	—	14,329
Shares Redeemed	(21,892)	(52,847)
Net decrease in shares of beneficial interest outstanding	(15,485)	(26,740)

Investor Class:
Shares Sold	8,550	34,326
Shares Reinvested	—	254,994
Shares Redeemed	(295,276)	(488,831)
Net decrease in shares of beneficial interest outstanding	(286,726)	(199,511)

Class A:
Shares Sold	27,163	38,335
Shares Reinvested	—	24,279
Shares Redeemed	(19,200)	(36,423)
Net increase in shares of beneficial interest outstanding	7,963	26,191

Class C:
Shares Sold	99	57
Shares Reinvested	—	8,693
Shares Redeemed	(35,594)	(70,734)
Net decrease in shares of beneficial interest outstanding	(35,495)	(61,984)

The accompanying notes are an integral part of these financial statements.

USA Mutuals All Seasons Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2024	March 31, 2024
	(Unaudited)
From Operations
Net investment income	$383,653	$751,431
Net realized gain (loss) from investments, foreign currencies, options and futures contracts	57,523	(160,278)
Net change in unrealized appreciation of investments, foreign currencies and futures contracts	14,152	—
Net increase in net assets resulting from operations	455,328	591,153

DISTRIBUTIONS TO SHAREHOLDERS
From distributions:
Institutional Class	—	(517,980)
Decrease in net assets from distributions to shareholders	—	(517,980)

Capital Transactions
Institutional Class:
Proceeds from shares sold	2,867,752	25,620,474
Shares issued in reinvestment of distributions	—	505,067
Payments for shares redeemed	(6,171,421)	(13,881,083)
Net increase (decrease) from capital transactions	(3,303,669)	12,244,458

Total Increase (Decrease) in Net Assets	(2,848,341)	12,317,631

Net Assets
Beginning of Period	$30,032,352	$17,714,721
End of Period	$27,184,011	$30,032,352

SHARE ACTIVITY
Institutional Class:
Shares Sold	106,481	972,618
Shares Reinvested	—	19,730
Shares Redeemed	(227,264)	(533,875)
Net increase (decrease) in shares of beneficial interest outstanding	(120,783)	458,473

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Institutional Class
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30, 2024		March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021	March 31, 2020
	(Unaudited)
Net asset value, beginning of period	$22.09		$24.82		$24.55		$32.19		$22.67	$29.60
Activity from investment operations:
Net investment income (1)	0.13		0.20		0.21		0.21		0.16	0.42
Net realized and unrealized gain (loss)	0.63		(0.69)		2.07		(3.92)		10.52	(5.83)
Total from investment operations	0.76		(0.49)		2.28		(3.71)		10.68	(5.41)

Less distributions from:
Net investment income	—		(0.38)		(0.20)		—		—	(0.39)
Net realized gains	—		(1.86)		(1.81)		(3.93)		(1.16)	(1.13)
Total distributions	—		(2.24)		(2.01)		(3.93)		(1.16)	(1.52)

Net asset value, end of period	$22.85		$22.09		$24.82		$24.55		$32.19	$22.67
Total return (2)	3.44	% (9)	(1.21)%		9.35%		(11.40)%		47.57%	(19.57	)% (7)
Net assets, at end of period (000s)	$2,438		$2,699		$3,696		$3,556		$6,574	$6,457

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (4)(5)	1.85	% (3,10)	1.66	% (3)	1.73	% (3)	1.38	% (3)	1.41%	1.57	% (7)
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.48	% (10)	1.40	% (8)	1.24%		1.24%		1.25%	1.34	% (7)
Ratio of net investment income to average net assets (5)(6)	1.23	% (10)	0.88%		0.88%		0.70%		0.57%	1.40	% (7)
Portfolio Turnover Rate	4	% (9)	14%		11%		7%		7%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower. Total return represents aggregate total return based on Net Asset Value.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the years ended March 31, 2021 and March 31, 2024 are as follows:

	Gross expenses	Net expenses
2021	1.40%	1.24%
2024	1.65%	1.39%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 are as follows:

Total return	Gross expenses	Net expenses	Net investment income
(19.46)%	1.47%	1.24%	1.50%

(8)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Investor Class
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024		March 31, 2024		March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020
	(Unaudited)
Net asset value, beginning of period	$21.49		$24.20		$23.98	$31.62	$22.33	$29.18
Activity from investment operations:
Net investment income (1)	0.10		0.14		0.15	0.14	0.10	0.34
Net realized and unrealized gain (loss)	0.61		(0.67)		2.00	(3.85)	10.35	(5.74)
Total from investment operations	0.71		(0.53)		2.15	(3.71)	10.45	(5.40)

Less distributions from:
Net investment income	—		(0.32)		(0.12)	—	—	(0.32)
Net realized gains	—		(1.86)		(1.81)	(3.93)	(1.16)	(1.13)
Total distributions	—		(2.18)		(1.93)	(3.93)	(1.16)	(1.45)

Net asset value, end of period	$22.20		$21.49		$24.20	$23.98	$31.62	$22.33	(7)
Total return (2)	3.30	% (9)	(1.44)%		9.05%	(11.61)%	47.26%	5.48%
Net assets, at end of period (000s)	$47,940		$52,562		$64,024	$66,802	$89,427	$80,791

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (3)(4)(5)	2.10	% (10)	1.91%		1.98%	1.64%	1.61%	1.77	% (7)
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.73	% (10)	1.65	% (8)	1.49%	1.49%	1.49%	1.59	% (7)
Ratio of net investment income to average net assets (5)(6)	0.98	% (10)	0.63%		0.63%	0.47%	0.35%	1.15	% (7)
Portfolio Turnover Rate	4	% (9)	14%		11%	7%	7%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the year ended March 31, 2024 are as follows:

Gross expenses	Net expenses
1.90%	1.64%

(4)	Interest expense is not included in the waiver. Interest expense was less than 0.005%.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 are as follows:

Total return	Gross expenses	Net expenses	Net investment income
(19.64)%	1.67%	1.49%	1.25%

(8)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months Ended		Year Ended		Year Ended March		Year Ended		Year Ended	Year Ended
	September 30, 2024		March 31, 2024		31, 2023		March 31, 2022		March 31, 2021	March 31, 2020
	(Unaudited)
Net asset value, beginning of period	$21.28		$24.00		$23.80		$31.41		$22.20	$29.01
Activity from investment operations:
Net investment income (1)	0.10		0.14		0.15		0.13		0.09	0.34
Net realized and unrealized gain (loss)	0.61		(0.68)		1.99		(3.81)		10.28	(5.70)
Total from investment operations	0.71		(0.54)		2.14		(3.68)		10.37	(5.36)

Less distributions from:
Net investment income	—		(0.32)		(0.13)		—		—	(0.32)
Net realized gains	—		(1.86)		(1.81)		(3.93)		(1.16)	(1.13)
Total distributions	—		(2.18)		(1.94)		(3.93)		(1.16)	(1.45)

Net asset value, end of period	$21.99		$21.28		$24.00		$23.80		$31.41	$22.20
Total return (2)	3.34	% (9)	(1.48)%		9.06%		(11.60)%		47.17%	(19.76	)% (7)
Net assets, at end of period (000s)	$5,896		$5,537		$5,615		$5,603		$7,355	$6,955

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (4)(5)	2.10	% (3,10)	1.91	% (3)	1.98	% (3)	1.64	% (3)	1.61%	1.77	% (7)
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.73	% (10)	1.66	% (8)	1.49%		1.49%		1.50%	1.59	% (7)
Ratio of net investment income to average net assets (5)(6)	1.00	% (10)	0.65%		0.63%		0.47%		0.34%	1.15	% (7)
Portfolio Turnover Rate	4	% (9)	14%		11%		7%		7%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower. Total return represents aggregate total return based on Net Asset Value.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the years ended March 31, 2021 and March 31, 2024 are as follows:

	Gross expenses	Net expenses
2021	1.60%	1.49%
2024	1.90%	1.65%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 are as follows:

Total return	Gross expenses	Net expenses	Net investment income
(19.65)%	1.67%	1.49%	1.25%

(8)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30, 2024		March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021	March 31, 2020
	(Unaudited)
Net asset value, beginning of period	$20.20		$22.80		$22.75		$30.44		$21.70	$28.41
Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.02)		(0.03)		(0.09)		(0.11)	0.12
Net realized and unrealized gain (loss)	0.57		(0.64)		1.89		(3.67)		10.01	(5.58)
Total from investment operations	0.59		(0.66)		1.86		(3.76)		9.90	(5.46)

Less distributions from:
Net investment income	—		(0.08)		—		—		—	(0.12)
Net realized gains	—		(1.86)		(1.81)		(3.93)		(1.16)	(1.13)
Total distributions	—		(1.94)		(1.81)		(3.93)		(1.16)	(1.25)

Net asset value, end of period	$20.79		$20.20		$22.80		$22.75		$30.44	$21.70
Total return (2)	2.92	% (9)	(2.19)%		8.22%		(12.26)%		46.09%	(20.35	)% (7)
Net assets, at end of period (000s)	$876		$1,568		$3,183		$4,062		$8,097	$6,955

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expense (4)(5)	2.84	% (3,10)	2.65	% (3)	2.73	% (3)	2.38	% (3)	2.36%	2.52	% (7)
Ratio of net expenses to average net assets, including extraordinary expense (5)	2.48	% (10)	2.39	% (8)	2.24%		2.24%		2.25%	2.34	% (7)
Ratio of net investment income (loss) to average net assets (5)(6)	0.23	% (10)	(0.11)%		(0.12)%		(0.32)%		(0.42)%	0.40	% (7)
Portfolio Turnover Rate	4	% (9)	14%		11%		7%		7%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower. Total return represents aggregate total return based on Net Asset Value.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the years ended March 31, 2021 and March 31, 2024 are as follows:

	Gross expenses	Net expenses
2021	2.35%	2.24%
2024	2.64%	2.38%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 are as follows:

Total return	Gross expenses	Net expenses	Net investment income
(20.24)%	2.42%	2.24%	0.50%

(8)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

USA Mutuals All Seasons Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Institutional Class
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30, 2024		March 31, 2024		March 31, 2023	March 31, 2022	March 31, 2021		March 31, 2020
	(Unaudited)
Net asset value, beginning of period	$26.89		$26.91		$23.47	$21.77	$19.02		$22.04
Activity from investment operations:
Net investment income (loss) (1)	0.36		0.66		(0.02)	(0.44)	(0.32)		(0.03)
Net realized and unrealized gain (loss)	0.04		(0.26)		3.46	2.14	3.07		(1.66)
Total from investment operations	0.40		0.40		3.44	1.70	2.75		(1.69)

Less distributions from:
Net investment income	—		(0.42)		—	—	(0.00	) (2)	(0.02)
Net realized gains	—		—		—	—	—		(1.31)
Total distributions	—		(0.42)		—	—	(0.00)		(1.33)

Net asset value, end of period	$27.29		$26.89		$26.91	$23.47	$21.77		$19.02
Total return (3)	1.49	% (6)	1.57%		14.66%	7.81%	14.52%		(8.80)%
Net asset value, end of period	$27,184		$30,032		$17,715	$8,025	$24,777		$117,117

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	2.73	% (7)	2.57%		3.23%	3.45%	2.36%		2.34%
Ratio of net expenses to average net assets	1.96	% (7)	1.97	% (5)	1.99%	1.99%	1.99%		1.99%
Ratio of net investment income (loss) to average net assets	2.65	% (7)	2.52%		(0.08)%	(1.99)%	(1.56)%		(0.14)%
Portfolio Turnover Rate	0	% (6)	0%		0%	0%	0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(5)	Effective August 1, 2023, the operating expense limitation was decreased to 1.96% from 1.99%.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2024

1.	ORGANIZATION

The USA Mutuals Vice Fund (“Vice Fund”) and USA Mutuals All Seasons Fund (“All Seasons Fund”) (each a “Fund” or collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Vice Fund has the investment objective to seek long-term growth of capital. The All Seasons Fund seeks to achieve capital appreciation in all economic cycles. The Vice Fund commenced operations on August 30, 2002. The All Seasons Fund commenced operations on October 13, 2017. The All Seasons Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Vice Fund offers four share classes designated as Institutional Class, Investor Class, Class A, and Class C. The All Seasons Fund offers only one share class designated as the Institutional Class. The Class Z shares of the All Seasons Fund are not currently offered for sale. The Institutional Class of the Vice Fund commenced operations on April 1, 2014, the Investor Class commenced operations on August 30, 2002, and both the Class A and Class C shares commenced operations on December 8, 2011. The Institutional Class of the All Seasons Fund commenced operations on October 13, 2017. Each class of the Vice Fund represents an interest in the same assets of the Vice Fund and the classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Vice Fund. Class specific expenses are allocated to that share class. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Vice Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Vice Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Funds value their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures and future options are valued at the final settle price or, in

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Vice Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective NAV’s as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Vice Fund will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third-party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2024 for the Funds’ assets and liabilities measured at fair value:

Vice Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$56,055,582	$—	$—	$56,055,582
Short-Term Investment	32,058	—	—	32,058
Collateral for Securities Loaned	180,290	—	—	180,290
Total	$56,267,930	$—	$—	$56,267,930

All Seasons Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$17,839,211	$—	$—	$17,839,211
Short-Term Investment	$2,833,884	$—	$—	$2,833,884
Purchased Options	10,733	—	—	10,733
Long Futures Contracts **	675	—	—	675
Total	$20,684,503	$—	$—	$20,684,503

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. As of September 30, 2024, the Funds had no open short positions.

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Futures – The Funds are subject to currency, commodity and equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after each Fund’s Schedule of Investments.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values affect the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The Vice Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act and regulations of the Commodity Futures Trading Commission), do not exceed 5% of the liquidation value of the Fund, or if the aggregate net notional value of the Fund’s commodity positions does not exceed 100% of the liquidation value of the Fund.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolio. If such an increase occurs, the call options will permit a Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Impact of Derivatives on the Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statements of Operations for the six months ended September 30, 2024.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

Equity Contracts	Net realized gain (loss) from: Investments, options written, and futures contracts

Net change in unrealized appreciation (depreciation) of: Investments and futures contracts

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2024:

Realized gain (loss) on derivatives recognized in the Statements of Operations
	Equity	For the period ended
Derivative Investment type	Contracts	September 30, 2024
Vice Fund
Purchased Options - Investments	$468	$468
Futures Contracts	(18)	(18)

All Seasons Fund
Purchased Options - Investments	$79,640	$79,640
Options Written	(203,313)	(203,313)
Futures Contracts	181,196	181,196

The average quarterly notional value of the derivative instruments for the six months ended September 30, 2024 is disclosed below:

	Purchased	Futures
	Options	Contracts
Vice Fund	$—	$—
All Seasons Fund	3,840,750	3,924,619

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at September 30, 2024.

Assets:

				Gross Amounts Not Offset in the Statement of
All Seasons Fund				Assets & Liabilities

		Gross Amounts
		Offset in the	Net Amounts Presented
	Gross Amounts of	Statement of	in the Statement of	Financial
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Cash Collateral Received	Net Amount
Futures contracts	$675	$—	$675	$—	$—	$675
Purchased Options	10,733	—	10,733	—	—	10,733
Total	$11,408	$—	$11,408	$—	$—	$11,408

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in foreign jurisdictions in which the Funds invest.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the current calendar year character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared annually by each Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended March 31, 2022 to March 31, 2024 or expected to be taken in the Funds’ March 31, 2025 tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sale Proceeds
	(excluding U.S.	(excluding U.S.
	Government	Government
Fund	Securities)	Securities)
Vice Fund	$2,068,061	$8,540,637
All Seasons Fund	—	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

USA Mutuals Advisors, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% and 1.75% for the Vice Fund and All Seasons Fund, respectively, of each Fund’s average daily net assets. For the six months ended September 30, 2024, the Funds incurred advisory fees of $275,027, for the Vice Fund and $253,950 for the All Seasons Fund.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of each Fund until July 31, 2025 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, shareholder servicing plan fees, taxes, borrowing cost such as interest and dividends on short positions, brokerage fees and commissions, acquired fund fees and expenses, taxes, extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) and class specific expenses like distribution (12b-1) fees) will not exceed 1.48% of the average daily net assets of each share class of the Vice Fund and 1.96% of the average daily net assets of the All Seasons Fund. Prior to August 1, 2023 total annual fund operating expenses after fee waiver and/or expense reimbursement were 1.24% of the average daily net assets of each share class of the Vice Fund and 1.99% of the average daily net assets of the All Seasons Fund. During the six months ended September 30, 2024, the Advisor waived fees of $105,847 and $110,939 for the Vice Fund and All Seasons Fund, respectively, which are subject to recapture by the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.

As of March 31, 2024, the Advisor has waived fees that can be recouped up to three years from the date incurred as summarized below:

	March 31,
	2025	2026	2027	Total
Vice Fund	$157,169	$368,097	$175,224	$700,490
All Seasons Fund	191,390	137,310	180,045	508,745

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Class A and Investor Class shares may pay up to 0.25% and Class C may pay up to 1.00% of their average daily net assets for certain distribution activities and shareholder services. No distribution fees are paid on the Institutional Class Shares. For the six months ended September 30, 2024, the distribution fees incurred under the Plans amounted to $7,013, $5,391 and $60,871 for Class A, Class C, and Investor Class shares, respectively, for the Vice Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended September 30, 2024 the Distributor received $308 for the Vice Fund in underwriting commissions for sales of Class A and Class C shares. For the Vice Fund, $38 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services,

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities, including futures contracts, owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at September 30, 2024 was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Vice Fund	$41,883,525	$20,632,828	$(6,248,423)	$14,384,405
All Seasons Fund	20,670,351	—	—	—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended March 31, 2024 and March 31, 2023 was as follows:

	For the period ended March 31, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Vice Fund	$519,222	$5,751,124	$—	$—	$6,270,346
All Seasons Fund	517,980	—	—	—	517,980

For the period ended March 31, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Vice Fund	$369,046	$5,493,565	$—	$—	$5,862,611
All Seasons Fund	—	—	—	—	—

As of March 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Vice Fund	$—	$1,433,134	$—	$—	$—	$12,417,495	$13,850,629
All Seasons Fund	233,451	—	—	(3,144,655)	—	—	$(2,911,204)

The difference between book basis and tax basis unrealized appreciation/(depreciation), undistributed net investment income/(loss) and accumulated net realized gains/(losses) from investments is primarily attributable to the tax deferral of losses on wash sales. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(1,871) for the Vice Fund.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

At March 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Vice Fund	—	—	—	—
All Seasons Fund	1,222,004	1,922,651	3,144,655	—

During the fiscal year ended March 31, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended March 31, 2024, as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Vice Fund	$521,990	$(521,990)
All Seasons Fund	—	—

7.	LINE OF CREDIT

The Vice Fund has entered into a secured line of credit (“LOC”) agreement with U.S. Bank National Association (“U.S. Bank), and may borrow up to the lesser of $5,000,000, 20% of the net assets of the Fund or 33.33% of the gross market value of the assets of the unencumbered assets of the Fund to meet repurchase requests. The Vice Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. The LOC permits the Fund to borrow at a rate, per annum, equal to the Prime Rate. During the six months ended September 30, 2024, the Vice Fund accessed the LOC on 7 days and had an average outstanding borrowing of $75,000, based solely on the days the LOC was accessed. The maximum balance outstanding during the year was $168,000. As of September 30, 2024, the Vice Fund did not have any outstanding borrowings.

8.	SECURITIES LENDING

The Vice Fund has entered a Securities Lending Agreement with U.S. Bank. The Fund can lend securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to the Fund.

Securities lending income is disclosed in the Vice Fund’s Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2024

The following table breaks out the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of September 30, 2024:

			Between
	Overnight and		30 & 90
Securities Lending Transactions	Continuous	< 30 days	Days	> 90 days	Total
First American Government Obligations Fund - Class X	$180,290	$—	$—	$—	$180,290
Total Borrowings	$180,290	$—	$—	$—	$180,290

At September 30, 2024, the Vice Fund had loaned securities and received cash collateral for the loan. This cash was invested in the First American Government Obligations Fund – Class X (“Money Market Fund”) as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Fund totaled $175,483 at September 30, 2024. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $180,290 for the Fund at September 30, 2024. This amount is offset by a liability recorded as “Payable for securities lending collateral received” as shown on the Statements of Assets and Liabilities.

9.	CONCENTRATION

As of September 30, 2024, the Vice Fund had 34.4% and 26.6% of the value of net assets invested in common stocks within the Aerospace & Defense and Beverages industries, respectively.

Exposure to country, region, industry or sector — Subject to each Fund’s investment limitations, a Fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause a fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a Fund that is more geographically diversified.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, LPL Financial held approximately 27% of the voting securities of the All Seasons Fund’s shares.

11.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2024

Renewal of the Investment Advisory Agreement with USA Mutuals Advisors, Inc.

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 26, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “USAM Advisory Agreement”) between USA Mutuals Advisors, Inc. (“USAM”) and the Trust, with respect to USA Mutuals All Seasons Fund (“USAM AS”) and USA Mutuals Vice Fund (“USAM Vice”) (together, the “USAM Funds”) . In considering the renewal of the USAM Advisory Agreement, the Board received materials specifically relating to the USAM Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the USAM Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the USAM Advisory Agreement on behalf of the USAM Funds and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the USAM Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the employment history and responsibilities of the personnel servicing the USAM Funds, noting no changes from the last renewal. The Board discussed the investment advisory services provided by USAM, which includes investment management, research, analysis and compliance. The Board observed that USAM used combined research, including fundamental, quantitative and technical, to make investment decisions for the USAM Funds. The Board further observed that USAM chose broker dealers on the basis of best execution. The Board noted that USAM did not report any material data security incidents, compliance issues, SEC or regulatory examination or investigation nor any material litigation or administrative action. The Board acknowledged that USAM had a portfolio management team to monitor the USAM Funds’ portfolios daily to ensure they fall within the investment disclosure limitations. The Board concluded that it could expect USAM to continue providing satisfactory services to each USAM Fund and its shareholders.

Performance.

USAM AS—The Board observed that USAM AS underperformed its benchmark, the S&P 500 Total Return Index, Morningstar category median and peer group median for the 1-year period ended April 30, 2024 with net returns of -0.21%. The Board considered USAM’s explanation that the USAM AS strategy was intended to be uncorrelated to broad equity and bond markets and had an emphasis on mitigating losses, which was sometimes at the expense of underperformance. The Board concluded that USAM AS’s performance was acceptable.

USAM Vice—The Board observed that USAM Vice underperformed its benchmark across all periods. The Board further observed that USAM Vice outperformed the Morningstar category and peer group medians for the 3-year and since inceptions periods ended April 30, 2024, ranking in the first quartile during those periods. The Board acknowledged USAM’s explanation that the underperformance during the 1-year period ended April 30, 2024 was attributed to USAM Vice’s limited exposure to growth stocks, exposure to Chinese gaming stocks and the USAM Vice’s

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

exposure to consumer discretionary stocks at a time of rising inflation. The Board took into account that the 3-year, 5-year and since inception periods reflected the management of a different portfolio manager. The Board concluded that USAM Vice’s performance was acceptable.

Fees and Expenses.

USAM AS—The Board observed that the 1.75% advisory for USAM AS and the 1.98% expense ratio were higher than the peer group and Morningstar category averages and medians. The Board noted USAM’s explanation that higher costs were associated with USAM AS being actively managed and requiring more resources. The Board noted USAM’s intention to renew the expense limitation agreement. The Board concluded that the advisory fee charged by USAM for USAM AS was not unreasonable.

USAM Vice—The Board noted that USAM Vice’s advisory fee of 0.95% and net expense ratio of 1.24% was higher than the highs of its peer group and higher than the Morningstar category averages and medians, but lower than the highs of 1.25% and 1.36%, respectively. The Board acknowledged USAM’s explanation that higher fees could be attributed to the increased cost of active management, specific expertise and research with a legislative environment constantly changing and the discretionary stock picking for USAM Vice. The Board noted USAM’s intention to renew the expense limitation agreement. The Board concluded that the advisory fee charged by USAM for USAM Vice was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by USAM and observed that USAM was operating USAM AS at a loss, and earning a marginal 11% profit from its relationship with USAM Vice. The Board determined that excessive profitability was not an issue for USAM at this time with respect to either USAM Fund.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the USAM Funds. The Board noted that USAM indicated that neither USAM Fund had reached an asset level where breakpoints would be appropriate, but agreed to reconsider the issue at the appropriate time. The Board determined to continue monitoring the asset levels of the USAM Funds.

Conclusion. Having requested such information from USAM as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement between the Trust and USAM was in the best interests of each USAM Fund and its shareholders.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-264-8783 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-264-8783.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	12/3/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	12/3/24

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	12/3/24